FLIGHT EQUIPMENT HELD FOR OPERATING LEASE	12 Months Ended
Dec. 31, 2015
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
FLIGHT EQUIPMENT HELD FOR OPERATING LEASES
6.	FLIGHT EQUIPMENT HELD FOR OPERATING LEASE

As of December 31, 2015, the Company had 79 aircraft held for operating lease. Of these aircraft, 77 were on lease to 43 lessees in 27 countries, and two aircraft were off-lease. As of December 31, 2014, the Company had 127 aircraft held for operating lease. Of these aircraft, 124 were on lease to 64 lessees in 36 countries, and three aircraft were off-lease.

During the year ended December 31, 2015, the Company purchased nine aircraft held for operating lease, and capitalized $585.4 million. During the year ended December 31, 2014, the Company purchased 22 aircraft and capitalized $906.4 million.

During the year ended December 31, 2015, the Company sold 12 aircraft held for operating lease and recognized a loss on sale of aircraft of $4.0 million. During the year ended December 31, 2014, the Company sold eight aircraft held for operating lease, six of which generated a gain on sale of aircraft of $14.8 million. The Company recorded a gain on debt extinguishment of $2.3 million in connection with the sale of the other two aircraft. The sale proceeds were paid to the lenders as full and final discharge of the loans secured by these two aircraft. During the year ended December 31, 2013, the Company sold ten aircraft and recognized a gain on sale of aircraft of $5.4 million. The buyer of six of the aircraft sold in 2013 also assumed the underlying debt financing and derivative instruments associated with the aircraft.

The Company evaluates flight equipment for impairment when circumstances indicate that the carrying amount of such asset may not be recoverable. The review for recoverability includes an assessment of the estimated future cash flows associated with the use of an asset and its eventual disposition. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, the Company will assess whether the carrying value of the flight equipment exceeds the fair value and an impairment loss is required. The undiscounted cash flows is the sum of the current contracted lease rates, future projected lease rates, transition costs, estimated down time and estimated residual or scrap value for an aircraft. The Company will also record an impairment charge if the expected sale proceeds of an aircraft are less than its carrying value. The impairment loss is measured as the excess of the carrying amount over the fair value of the impaired asset.

During the year ended December 31, 2015, the Company recognized aircraft impairment of $66.1 million. The impairment charge related to three wide-body aircraft nearing the end of their economic lives and 11 narrow-body aircraft, five of which were classified as flight equipment held for sale. During the year ended December 31, 2014, the Company recognized aircraft impairment of $1.2 million in respect of a wide-body aircraft. This aircraft was sold during the first quarter of 2016. For the year ended December 31, 2013, the Company recognized an impairment loss of $6.2 million in respect of a narrow-body aircraft. This aircraft was sold during the third quarter of 2014.

Flight equipment held for operating lease consists of the following:

	December 31, 2015	December 31, 2014
	(Dollars in thousands)
		As restated
Cost	$3,059,974	$4,257,114
Accumulated depreciation	(474,548)	(700,230)
Flight equipment held for operating lease, net	$2,585,426	$3,556,884

The Company capitalized $26.1 million and $4.6 million of major maintenance expenditures for the years ended December 31, 2015 and 2014, respectively. Of the amount capitalized in 2015, $16.6 million was included in flight equipment held for operating lease, and $9.5 million was included in flight equipment held for sale.

In 2015, the Company terminated the leases in respect of two aircraft on lease to a Russian lessee and repossessed the aircraft pursuant to an order granted by the English court. The aircraft were redelivered to the Company and were subsequently sold in 2015.

In 2015, the Company terminated the lease in respect of one aircraft on lease to an Indian lessee. The aircraft continued to be in possession of and flown by such lessee after the termination of the lease. In July 2015, the Indian lessee was recapitalized. The Company now leases two aircraft to this airline.

The classification of the net book value of flight equipment held for operating lease, net and operating lease revenues by geographic region in the tables and discussion below is based on the principal operating location of the lessees.

The distribution of the net book value of flight equipment held for operating lease by geographic region is as follows:

	December 31, 2015		December 31, 2014
	(Dollars in thousands)
			As restated	As restated
Europe:
United Kingdom	$244,179	9%	$375,178	10%
Turkey	171,861	7%	270,037	8%
Other	359,929	14%	610,626	17%
Europe — Total	775,969	30%	1,255,841	35%
Asia and South Pacific:
Philippines	289,558	11%	450,090	13%
China	221,576	9%	287,374	8%
India	208,009	8%	148,283	4%
Other	224,015	8%	446,489	13%
Asia and South Pacific — Total	943,158	36%	1,332,236	38%
Mexico, South and Central America:
Chile	89,406	4%	247,165	7%
Other	87,561	3%	165,858	5%
Mexico, South and Central America — Total	176,967	7%	413,023	12%
North America:
United States	218,363	9%	300,401	8%
Other	57,906	2%	60,780	2%
North America — Total	276,269	11%	361,181	10%
Middle East and Africa:
Ethiopia	342,736	13%	25,471	1%
Other	51,056	2%	84,516	2%
Middle East and Africa — Total	393,792	15%	109,987	3%
Off-Lease — Total	19,271	1%	84,616	2%
Total flight equipment held for operating lease, net	$2,585,426	100%	$3,556,884	100%

The distribution of operating lease revenue by geographic region for the years ended December 31, 2015, 2014 and 2013 is as follows:

	Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013
	(Dollars in thousands)
			As restated	As restated	As restated	As restated
Europe:
United Kingdom	$50,742	12%	$46,281	11%	$48,668	14%
Turkey	29,847	7%	27,069	7%	13,702	4%
Russia	24,095	6%	9,017	2%	10,288	3%
Other	73,872	17%	73,660	19%	79,359	22%
Europe — Total	178,556	42%	156,027	39%	152,017	43%
Asia and South Pacific:
Philippines	38,677	9%	12,947	3%	—	—
China	37,943	9%	47,049	12%	41,332	12%
India	19,572	4%	32,675	8%	19,854	6%
Other	39,056	9%	45,855	11%	32,840	9%
Asia and South Pacific — Total	135,248	31%	138,526	34%	94,026	27%
Mexico, South and Central America:
Chile	24,336	6%	28,116	7%	10,055	3%
Other	16,732	4%	21,733	5%	33,013	9%
Mexico, South and Central America — Total	41,068	10%	49,849	12%	43,068	12%
North America:
United States	37,316	9%	41,531	10%	40,482	12%
Other	6,380	1%	3,429	1%	3,891	1%
North America — Total	43,696	10%	44,960	11%	44,373	13%
Middle East and Africa:
Ethiopia	22,808	5%	4,501	1%	4,416	1%
Other	8,315	2%	12,700	3%	13,892	4%
Middle East and Africa — Total	31,123	7%	17,201	4%	18,308	5%
Total Operating Lease Revenue	$429,691	100%	$406,563	100%	$351,792	100%

The Company had no customer that accounted for 10% or more of total operating lease revenue for any of the years ended December 31, 2015, 2014 and 2013. At December 31, 2015, the Company had two lessees, which leased three aircraft, on non-accrual status, as the Company had determined that it was not probable that the economic benefits of the lease would be received by the Company, principally due to (i) the lessee's failure to pay rent and overhaul payments and (ii) the Company's evaluation of the lessee's payment history. At December 31, 2014 and 2013, the Company had two lessees and one lessee, respectively, on non-accrual status.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized end of lease revenues totaling $53.8 million, $41.7 million and $39.5 million, respectively.

The amortization of lease premiums, net of lease discounts which have been included as a component of operating lease revenue, was $1.4 million, $3.0 million and $3.4 million for the years ended December 31, 2015, 2014 and 2013, respectively.

As of December 31, 2015 and 2014, the weighted average remaining lease term of the Company's aircraft held for operating lease was 6.6 years and 5.4 years, respectively.

Presented below are the contracted future minimum rental payments due under non-cancellable operating leases, as of December 31, 2015. For leases that have floating rental rates based on either the one, three or six-month LIBOR, the future minimum rental payments due assume that the rental payment due as of December 31, 2015 is held constant for the duration of the lease.

Year ending December 31,	(Dollars in thousands)
2016	281,051
2017	262,705
2018	229,243
2019	191,089
2020	168,381
Thereafter	602,852
Future minimum rental payments under operating leases	$1,735,321

For the years ended December 31, 2015, 2014 and 2013, amortization of lease incentives recorded as a reduction of operating lease revenue totaled $20.5 million, $18.9 million and $9.0 million, respectively. At December 31, 2015, lease incentive amortization for the next five years and thereafter is as follows:

Year ending December 31,	(Dollars in thousands)
2016	$13,803
2017	13,484
2018	10,716
2019	7,351
2020	4,324
Thereafter	2,672
Future amortization of lease incentives	$52,350